Intangible assets - Meros License Agreement (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2017
Disclosure of detailed information about intangible assets
Common shares issued	9,703,125
Meros license agreement
Disclosure of detailed information about intangible assets
Common shares issued		1,020,000
Convertible special warrants issued		1,020,000
First patient phase IIB clinical trial
Disclosure of detailed information about intangible assets
Milestone payment		$ 100,000
First patient in a Pivotal Phase III clinical trial
Disclosure of detailed information about intangible assets
Milestone payment		500,000
Regulatory approval
Disclosure of detailed information about intangible assets
Milestone payment		$ 1,000,000
Containing cannabinoids
Disclosure of detailed information about intangible assets
Worldwide proceeds of net sales rate		5.00%
Non-royalty sub-license income rate		7.00%
Excluding cannabinoids
Disclosure of detailed information about intangible assets
Worldwide proceeds of net sales rate		3.70%
Non-royalty sub-license income rate		5.00%